T. ROWE PRICE DYNAMIC CREDIT FUND
September 30, 2019 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Cost and value in $000s)
BRAZIL 3.7%
Corporate Bonds 3.7%
Globo Comunicacao e Participacoes, 5.125%, 3/31/27 (USD)	500,000	514
Suzano Austria, 6.00%, 1/15/29 (USD)	475,000	518
Suzano Austria, 7.00%, 3/16/47 (USD)	200,000	228
Total Brazil (Cost $1,257)		1,260
CANADA 1.5%
Corporate Bonds 1.5%
Methanex, 5.25%, 12/15/29 (USD)	500,000	502
Total Canada (Cost $500)		502
CHINA 0.6%
Corporate Bonds 0.6%
Agile Group Holdings, 9.50%, 11/23/20 (USD)	200,000	210
Total China (Cost $206)		210
INDIA 0.9%
Corporate Bonds 0.9%
TML Holdings, 5.75%, 5/7/21 (USD)	300,000	302
Total India (Cost $300)		302
IRELAND 0.8%
Corporate Bonds 0.8%
AIB Group, VR, 4.263%, 4/10/25 (USD) (1)(2)	255,000	265
Total Ireland (Cost $255)		265
MEXICO 4.0%
Corporate Bonds 0.8%
BBVA Bancomer, VR, 5.875%, 9/13/34 (USD) (1)(2)	280,000	279
		279

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC CREDIT FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Government Bonds 3.2%
Petroleos Mexicanos, 6.49%, 1/23/27 (USD) (1)	355,000	371
Petroleos Mexicanos, 6.84%, 1/23/30 (USD) (1)	360,000	373
Petroleos Mexicanos, 7.69%, 1/23/50 (USD) (1)	320,000	334
		1,078
Total Mexico (Cost $1,314)		1,357
SOUTH AFRICA 0.6%
Corporate Bonds 0.6%
Eskom Holdings SOC, 5.75%, 1/26/21 (USD)	200,000	202
Total South Africa (Cost $194)		202
SRI LANKA 0.6%
Government Bonds 0.6%
Republic of Sri Lanka, 6.25%, 10/4/20 (USD)	200,000	203
Total Sri Lanka (Cost $198)		203
SWITZERLAND 1.8%
Corporate Bonds 1.8%
Consolidated Energy Finance, FRN, 3M USD LIBOR + 3.75%,
5.869%, 6/15/22 (USD) (1)	250,000	248
Credit Suisse Group, VR, 7.125% (USD) (2)(3)	350,000	371
Total Switzerland (Cost $622)		619
UNITED ARAB EMIRATES 1.0%
Government Bonds 1.0%
Abu Dhabi Government, 3.125%, 9/30/49 (USD) (1)	350,000	340
Total United Arab Emirates (Cost $342)		340

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC CREDIT FUND

	Par/Shares	$ Value
(Cost and value in $000s)
UNITED KINGDOM 3.9%
Corporate Bonds 3.9%
Barclays, VR, 7.875% (USD) (2)(3)	250,000	264
Cabot Financial Luxembourg, 7.50%, 10/1/23	300,000	382
Cabot Financial Luxembourg II, FRN, 3M EURIBOR + 5.947%,
6.375%, 6/14/24 (EUR) (1)	200,000	226
eG Global Finance, 6.75%, 2/7/25 (USD) (1)	200,000	195
Royal Bank of Scotland Group, VR, 8.625% (USD) (2)(3)	250,000	267
Total United Kingdom (Cost $1,325)		1,334

UNITED STATES 75.0%
Asset-Backed Securities 5.4%
Applebee's Funding, Series 2019-1A, Class A2I, 4.194%, 6/7/49
(1)	240,000	246
Driven Brands Funding, Series 2019-1A, Class A2, 4.641%,
4/20/49 (1)	213,925	225
Elara HGV Timeshare Issuer, Series 2019-A, Class C, 3.45%,
1/25/34 (1)	350,000	349
ExteNet, Series 2019-1A, Class B, 4.14%, 7/26/49 (1)	500,000	504
Jack In the Box Funding, Series 2019-1A, Class A23, 4.97%,
8/25/49 (1)	500,000	518
		1,842
Bank Loans 24.3% (4)
Aldevron, FRN, 1M USD LIBOR + 4.25%, 6.30%, 9/20/26 (5)	485,000	486
Aleris International, FRN, 3M USD LIBOR + 4.75%, 6.794%,
2/27/23	349,116	349
BCP Raptor, FRN, 3M USD LIBOR + 4.25%, 6.794%, 6/30/24	350,000	321
CCC Information Services, FRN, 3M USD LIBOR + 2.75%,
4.80%, 4/27/24	134,313	134
Chobani, FRN, 3M USD LIBOR + 3.50%, 5.544%, 10/7/23	248,088	246
Citadel Securities, FRN, 3M USD LIBOR + 3.50%, 5.544%,
2/27/26 (5)	213,925	214
Citgo Holding, FRN, 3M USD LIBOR + 7.00%, 9.044%, 8/1/23	130,000	132

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC CREDIT FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Citgo Petroleum, FRN, 3M USD LIBOR + 4.50%, 6.604%,
7/29/21	448,819	450
Clear Channel Outdoor Holdings, FRN, 1M USD LIBOR +
3.50%, 5.544%, 8/23/26	290,000	291
Cologix Holdings, FRN, 3M USD LIBOR + 3.00%, 5.044%,
3/21/24	248,724	241
DaVita, FRN, 3M USD LIBOR + 2.25%, 4.294%, 8/12/26	305,000	306
Dell International, FRN, 3M USD LIBOR + 1.75%, 3.80%,
12/20/23	145,934	146
Diamond Sports Group, FRN, 1M USD LIBOR + 3.25%, 5.30%,
8/24/26	435,000	437
Encapsys, FRN, 1M USD LIBOR + 3.50%, 5.544%, 11/30/24 (5)	389,642	391
HUB International, FRN, 3M USD LIBOR + 3.00%, 5.267%,
4/25/25	298,489	295
Jo-Ann Stores, FRN, 3M USD LIBOR + 5.00%, 7.259%,
10/16/23	194,564	133
Level 3 Parent, FRN, 3M USD LIBOR + 2.25%, 4.294%, 2/22/24	500,000	501
Nascar Holdings, FRN, 3M USD LIBOR + 2.75%, 4.628%,
7/26/26	100,000	101
NVA Holdings, FRN, 3M USD LIBOR + 3.50%, 5.544%, 2/2/25	104,738	104
Panther BF Aggregator 2, FRN, 3M USD LIBOR + 3.50%,
5.544%, 4/30/26	280,000	277
Refinitiv U.S. Holdings, FRN, 3M USD LIBOR + 3.75%, 5.794%,
10/1/25	698,241	702
Solera, FRN, 3M USD LIBOR + 2.75%, 4.794%, 3/3/23	348,196	346
Sprint Communications, FRN, 3M USD LIBOR + 3.00%, 5.063%,
2/3/24	298,496	297
TransDigm, FRN, 3M USD LIBOR + 2.50%, 4.544%, 6/9/23	572,096	570
Uber Technologies, FRN, 3M USD LIBOR + 3.50%, 5.554%,
7/13/23	198,465	197
United Airlines, FRN, 3M USD LIBOR + 1.75%, 3.794%, 4/1/24	49,745	50
Weight Watchers International, FRN, 3M USD LIBOR + 4.75%,
6.86%, 11/29/24	157,759	158
Western Digital, FRN, 1M USD LIBOR + 1.50%, 3.612%,
2/27/23	394,872	393
		8,268

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC CREDIT FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Common Stocks 0.2%
Clear Channel Outdoor Holdings (6)	9,040	23
iHeartCommunications, EC (5)(6)	360,000	—
iHeartMedia, Class A (6)	3,844	57
		80
Convertible Preferred Stocks 1.0%
Nextera Energy, 4.872%, 9/1/22	5,100	256
Southern, Series A, 6.75%, 8/1/22	1,856	99
		355
Corporate Bonds 27.2%
Beazer Homes USA, 7.25%, 10/15/29 (1)	600,000	609
CNO Financial Group, 5.25%, 5/30/29	250,000	274
CSI Compressco, 7.50%, 4/1/25 (1)	350,000	344
EnLink Midstream Partners, 4.15%, 6/1/25	240,000	222
EQM Midstream Partners, 4.75%, 7/15/23	330,000	331
Exterran Energy Solutions, 8.125%, 5/1/25	200,000	199
Freeport-McMoRan, 5.25%, 9/1/29	390,000	390
General Electric, Series D, VR, 5.00% (2)(3)	642,000	609
iHeartCommunications, 5.25%, 8/15/27 (1)	255,000	265
Intelsat Jackson Holdings, 9.50%, 9/30/22 (1)	425,000	494
Kissner Holdings, 8.375%, 12/1/22 (1)	400,000	416
Magnolia Oil & Gas Operating, 6.00%, 8/1/26 (1)	325,000	327
MEDNAX, 6.25%, 1/15/27 (1)	325,000	321
New Albertsons, 5.875%, 2/15/28 (1)	420,000	444
NGL Energy Partners, 6.125%, 3/1/25	350,000	335
Occidental Petroleum, 4.30%, 8/15/39	500,000	511
Occidental Petroleum, 4.40%, 8/15/49	75,000	77
Owens Corning, 3.95%, 8/15/29	500,000	508
QEP Resources, 5.25%, 5/1/23	45,000	42
Service Properties Trust, 4.35%, 10/1/24	240,000	243
Service Properties Trust, 4.75%, 10/1/26	175,000	176

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC CREDIT FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Service Properties Trust, 4.95%, 10/1/29	350,000	346
Tallgrass Energy Partners, 5.50%, 9/15/24 (1)	350,000	348
Targa Resources Partners, 5.00%, 1/15/28	275,000	277
Tenet Healthcare, 4.625%, 9/1/24 (1)	350,000	360
Transocean Sentry, 5.375%, 5/15/23 (1)	250,000	250
Uber Technologies, 7.50%, 9/15/27 (1)	270,000	267
Vine Oil & Gas, 9.75%, 4/15/23 (1)	85,000	40
WPX Energy, 5.25%, 10/15/27	240,000	241
		9,266
Municipal Securities 2.8%
Puerto Rico Commonwealth Aqueduct & Sewer Auth. , Series B,
5.35%, 7/1/27	1,000,000	949
		949
Non-U. S. Government Mortgage-Backed Securities 14.1%
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65C, ARM, 4.123%, 5/15/52 (1)	240,000	242
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65D, ARM, 4.66%, 5/15/52 (1)	150,000	147
Citigroup Commercial Mortgage Trust, Series 2019-SST2, Class
E, ARM, 1M USD LIBOR + 2.00%, 4.028%, 12/15/36 (1)	250,000	250
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4,
Class E, ARM, 1M USD LIBOR + 2.15%, 4.178%, 5/15/36 (1)	350,000	351
Deephaven Residential Mortgage Trust, Series 2019-1A, Class
B1, CMO, ARM, 5.252%, 1/25/59 (1)	300,000	305
Deephaven Residential Mortgage Trust, Series 2019-2A, Class
B1, CMO, ARM, 4.722%, 4/25/59 (1)	350,000	356
Deephaven Residential Mortgage Trust, Series 2019-3A, Class
B1, CMO, ARM, 4.258%, 7/25/59 (1)	500,000	503
Homeward Opportunities Fund I Trust, Series 2019-2, Class B1,
CMO, ARM, 4.087%, 9/25/59 (1)	500,000	499
MTRO Commercial Mortgage Trust, Series 2019-TECH, Class E,
ARM, 1M USD LIBOR + 2.05%, 4.078%, 12/15/33 (1)	250,000	250
New Orleans Hotel Trust, Series 2019-HNLA, Class D, ARM, 1M
USD LIBOR + 2.039%, 4.066%, 4/15/32 (1)	200,000	200
New Orleans Hotel Trust, Series 2019-HNLA, Class E, ARM, 1M
USD LIBOR + 2.689%, 4.716%, 4/15/32 (1)	150,000	151
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC CREDIT FUND

		Par/Shares	$ Value
(Cost and value in $000s)
Verus Securitization Trust, Series 2019-1, Class M1, CMO, ARM,
4.461%, 2/25/59 (1)		350,000	358
Verus Securitization Trust, Series 2019-2, Class B1, CMO, ARM,
4.437%, 4/25/59 (1)		375,000	379
Verus Securitization Trust, Series 2019-3, Class B1, CMO, ARM,
4.043%, 7/25/59 (1)		500,000	500
Verus Securitization Trust, Series 2019-INV1, Class B1, CMO,
4.991%, 12/25/59 (1)		300,000	304
			4,795
Total United States (Cost $25,366)			25,555

SHORT-TERM INVESTMENTS 7.2%
Money Market Funds 7.2%
T. Rowe Price Government Reserve Fund, 2.00% (7)(8)		2,466,881	2,467
Total Short-Term Investments (Cost $2,467)			2,467

(Amounts in $000s, except contracts)
OPTIONS PURCHASED 0.5%
Exchange-Traded Options Purchased 0.3%
Description	Contracts	Notional Amount	$ Value
S&P 500 Index, Put, 12/20/19 @ $2,550.00 (6)	3	893	4
S&P 500 Index, Put, 1/17/20 @ $2,450.00 (6)	2	595	3
S&P 500 Index, Put, 1/17/20 @ $2,700.00 (6)	2	595	7
S&P 500 Index, Put, 1/17/20 @ $2,925.00 (6)	4	1,191	33
S&P 500 Index, Put, 3/20/20 @ $2,800.00 (6)	2	595	16
S&P 500 Index, Put, 3/20/20 @ $2,875.00 (6)	3	893	30
Utilities Select Sector SPDR, Put, 1/17/20 @ $50.00
(6)	109	706	1
Total Exchange-Traded Options Purchased (Cost $197)			94

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC CREDIT FUND

(Amounts in $000s, except contracts)
OTC Options Purchased 0.2%
Counterparty	Description	Contracts	Notional Amount	$ Value
	AUD Put / USD Call, 3/5/20 @ $0.70
BNP Paribas	(USD) (6)	1	240	9
Morgan	EUR Put / USD Call, 4/29/20 @ $1.15
Stanley	(USD) (6)	2	535	24
	USD Call / CAD Put, 2/6/20 @ 1.32
HSBC Bank	(CAD) (6)	1	245	3
	USD Call / HKD Put, 2/5/20 @ 8.00
HSBC Bank	(HKD) (6)	1	3,350	3
Standard	USD Call / KRW Put, 8/3/20 @
Chartered	1,173.85 (KRW) (6)	1	620	20
Total OTC Options Purchased (Cost $49)				59
Total Options Purchased (Cost $246)				153
Total Investments in Securities 102.1%
(Cost $34,592)				$34,769
Other Assets Less Liabilities (2.1)%				(706)
Net Assets 100.0%				$34,063

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $13,753 and represents 40.4% of net assets.
(2)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(3)	Perpetual security with no stated maturity date.
(4)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
(5)	Level 3 in fair value hierarchy.
(6)	Non-income producing
(7)	Affiliated Companies
(8)	Seven-day yield
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M EURIBOR	Three month EURIBOR (Euro interbank offered rate)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC CREDIT FUND

3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula-based on the rates of the underlying loans.
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CMO	Collateralized Mortgage Obligation
CNH	Offshore China Renminbi
EC	Escrow CUSIP; represents a beneficial interest in a residual pool of bankruptcy assets; the amount and timing of future distributions, if any, is uncertain.
EUR	Euro
EURIBOR	The Euro interbank offered rate
FRN	Floating Rate Note
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
OTC	Over-the-counter
USD	U. S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC CREDIT FUND

(Amounts In 000s)
SWAPS (0.1)%

			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)

BILATERAL SWAPS (0.4)%

Credit Default Swaps, Protection Bought (0.3)%

United States (0.3)%

Bank of America, N. A. , Protection Bought
(Relevant Credit: Newell Brands, 3.85%, 4/1/23),
Pay 1.00% Quarterly, Receive upon credit
default, 12/20/24	210	3	2	1

Barclays Bank, Protection Bought (Relevant
Credit: Realogy Group, 4.88%, 6/1/23), Pay
5.00% Quarterly, Receive upon credit default,
6/20/24	600	76	86	(10)

Barclays Bank, Protection Bought (Relevant
Credit: Transdigm, 6.00%, 7/15/22), Pay 5.00%
Quarterly, Receive upon credit default, 6/20/24	575	(97)	(89)	(8)

BNP Paribas, Protection Bought (Relevant
Credit: Newell Brands, 3.85%, 4/1/23), Pay
1.00% Quarterly, Receive upon credit default,
12/20/24	410	5	3	2

BNP Paribas, Protection Bought (Relevant
Credit: Societe Generale, 4.00%, 6/7/23), Pay
1.00% Quarterly, Receive upon credit default,
12/20/23 (EUR)	400	(1)	12	(13)

Credit Suisse, Protection Bought (Relevant
Credit: Beazer Homes USA, 6.75%, 3/15/25),
Pay 5.00% Quarterly, Receive upon credit
default, 6/20/24	525	(52)	1	(53)

Goldman Sachs, Protection Bought (Relevant
Credit: Centurylink, 7.50%, 4/1/24), Pay 1.00%
Quarterly, Receive upon credit default, 6/20/24	550	28	39	(11)

Goldman Sachs, Protection Bought (Relevant
Credit: Credit Agricole, 3.90%, 4/19/21), Pay
1.00% Quarterly, Receive upon credit default,
12/20/23 (EUR)	450	(5)	8	(13)

Goldman Sachs, Protection Bought (Relevant
Credit: iStar, 5.25%, 9/15/22), Pay 5.00%
Quarterly, Receive upon credit default, 6/20/24	500	(73)	(69)	(4)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC CREDIT FUND

(Amounts in $000s, except for Market Price)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)

Goldman Sachs, Protection Bought (Relevant
Credit: Markit CMBX. NA. BBB-S10, 40 Year
Index), Pay 3.00% Monthly, Receive upon credit
default, 11/17/59	3,600	118	152	(34)

Goldman Sachs, Protection Bought (Relevant
Credit: MGIC Investment, 5.75%, 8/15/23), Pay
5.00% Quarterly, Receive upon credit default,
6/20/24	475	(89)	(88)	(1)

Goldman Sachs, Protection Bought (Relevant
Credit: Radian Group, 5.25%, 6/15/20), Pay
5.00% Quarterly, Receive upon credit default,
6/20/24	475	(84)	(85)	1

Goldman Sachs, Protection Bought (Relevant
Credit: Springleaf Finance, 7.75%, 10/1/21), Pay
5.00% Quarterly, Receive upon credit default,
6/20/24	500	(72)	(72)	—

Morgan Stanley, Protection Bought (Relevant
Credit: Markit CMBX. NA. BBB-S10, 40 Year
Index), Pay 3.00% Monthly, Receive upon credit
default, 11/17/59	3,400	111	170	(59)

Morgan Stanley, Protection Bought (Relevant
Credit: Markit CMBX. NA. BBB-S11, 35 Year
Index), Pay 3.00% Monthly, Receive upon credit
default, 11/18/54	1,000	43	39	4

Morgan Stanley, Protection Bought (Relevant
Credit: Newell Brands, 3.85%, 4/1/23), Pay
1.00% Quarterly, Receive upon credit default,
12/20/24	80	1	1	—

Total United States			110	(198)

Total Bilateral Credit Default Swaps, Protection Bought			110	(198)

Credit Default Swaps, Protection Sold (0.2)%

Greece (0.0)%

Bank of America, N. A. , Protection Sold (Relevant
Credit: Hellenic Republic, 4.30%, 2/24/24,
112.59 EUR*), Receive 1.00% Quarterly, Pay
upon credit default, 6/20/22 (USD)	250	(2)	(10)	8

Total Greece			(10)	8

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC CREDIT FUND

(Amounts in $000s, except for Market Price)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)

South Africa (0.1)%

Citibank, Protection Sold (Relevant Credit:
Republic of South Africa, 5.50%, 3/9/20,
$101.20*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24 (USD)	700	(24)	(28)	4

Total South Africa			(28)	4

Ukraine 0.0%

JPMorgan Chase, Protection Sold (Relevant
Credit: Government of Ukraine, 7.38%, 9/25/32,
$102.43*), Receive 5.00% Quarterly, Pay upon
credit default, 6/20/24 (USD)	350	11	—	11

Total Ukraine			—	11

United States (0.1)%

BNP Paribas, Protection Sold (Relevant Credit:
Apache, 3.25%, 4/15/22, $101.60*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24	700	(22)	(17)	(5)

BNP Paribas, Protection Sold (Relevant Credit:
Devon Energy, 7.95%, 4/15/32, $141.89*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/24	340	(1)	—	(1)

Goldman Sachs, Protection Sold (Relevant
Credit: Hertz, 5.88%, 10/15/20, $100.00*),
Receive 5.00% Quarterly, Pay upon credit
default, 6/20/24	135	11	5	6

Goldman Sachs, Protection Sold (Relevant
Credit: Tesla, 5.30%, 8/15/25, $90.25*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/19	100	—	(1)	1

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC CREDIT FUND

(Amounts in $000s, except for Market Price)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)

Morgan Stanley, Protection Sold (Relevant
Credit: Cardinal Health, 4.63%, 12/15/20,
$102.66*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24	675	(10)	(4)	(6)

Total United States			(17)	(5)
Total Bilateral Credit Default Swaps, Protection Sold			(55)	18

Total Return Swaps 0.1%

United States 0.1%

Credit Suisse, Receive Underlying Reference:
iBoxx USD Liquid Leveraged Loans Total Return
Index Quarterly, Pay Variable 2.16% (3M USD
LIBOR), 12/20/19	1,955	13	—	13

JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged Loans
Total Return Index Quarterly, Pay Variable 2.16%
(3M USD LIBOR), 12/20/19	1,845	19	—	19

Total Bilateral Total Return Swaps			—	32

Total Bilateral Swaps			55	(148)

* Market price at September 30, 2019
** Includes interest purchased or sold but not yet collected of less than $1,000.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC CREDIT FUND

(Amounts in $000s)

	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value	$ Gain/(Loss)

CENTRALLY CLEARED SWAPS 0.3%

Credit Default Swaps, Protection Sold 0.4%

United States 0.4%

Protection Sold (Relevant Credit: iTraxx
Crossover-S32, 5 Year Index), Receive 5.00%
Quarterly, Pay upon credit default, 6/20/24
(EUR)	1,225	135	126	9

Total United States				9

Total Centrally Cleared Credit Default Swaps, Protection Sold				9

Interest Rate Swaps (0.1)%

United States (0.1)%

2 Year Interest Rate Swap, Receive Fixed 1.65%
Semi-Annually, Pay Variable 2.10% (3M USD
LIBOR) Quarterly, 10/2/21	10,000	2	—	2

2 Year Interest Rate Swap, Receive Fixed 1.71%
Semi-Annually, Pay Variable 2.16% (3M USD
LIBOR) Quarterly, 9/23/21	10,000	11	—	11

10 Year Interest Rate Swap, Pay Fixed 1.59%
Semi-Annually, Receive Variable 2.10% (3M USD
LIBOR) Quarterly, 10/2/29	2,000	(3)	1	(4

10 Year Interest Rate Swap, Pay Fixed 1.65%
Semi-Annually, Receive Variable 2.16% (3M USD
LIBOR) Quarterly, 9/23/29	2,000	(15)	1	(16)

10 Year Interest Rate Swap, Pay Fixed 1.98%
Semi-Annually, Receive Variable 2.26% (3M USD
LIBOR) Quarterly, 7/31/29	455	(17)	—	(17)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC CREDIT FUND

(Amounts in $000s)
	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value	$ Gain/(Loss)

30 Year Interest Rate Swap, Pay Fixed 1.85%
Semi-Annually, Receive Variable 2.19% (3M USD
LIBOR) Quarterly, 8/8/49	350	(12)	—	(12)
Total United States				(36)

Total Centrally Cleared Interest Rate Swaps				(36)

Total Centrally Cleared Swaps				(27)
Net payments (receipts) of variation margin to date				7

Variation margin receivable (payable) on centrally cleared
swaps				$(20)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC CREDIT FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

				Unrealized
Counterparty	Settlement		Receive	Deliver	Gain/(Loss)
Bank of America, N. A.	10/25/19	USD	498 AUD	734	$ 2
Bank of America, N. A.	12/6/19	USD	125 CNH	882	1
Barclays Bank	11/22/19	USD	393 GBP	319	—
Citibank	10/25/19	JPY	60,670 USD	565	(3)
Citibank	11/22/19	CHF	111 USD	114	(2)
Citibank	12/6/19	USD	41 CNH	295	—
Citibank	1/14/20	ILS	800 USD	229	2
Credit Suisse	10/11/19	USD	340 INR	23,540	8
Deutsche Bank	10/2/19	BRL	2,554 USD	613	1
Deutsche Bank	10/2/19	USD	655 BRL	2,554	40
Goldman Sachs	10/4/19	IDR	3,487,370 USD	241	5
Goldman Sachs	10/25/19	JPY	11,811 USD	110	(1)
Goldman Sachs	12/6/19	USD	83 CNH	590	—
HSBC Bank	10/11/19	INR	19,555 USD	278	(2)
HSBC Bank	11/22/19	CHF	111 USD	114	(2)
HSBC Bank	11/22/19	EUR	115 USD	129	(3)
HSBC Bank	12/6/19	USD	208 CNH	1,475	2
JPMorgan Chase	10/2/19	BRL	2,554 USD	663	(48)
JPMorgan Chase	10/2/19	USD	613 BRL	2,554	(1)
JPMorgan Chase	10/4/19	USD	244 IDR	3,487,370	(2)
JPMorgan Chase	10/25/19	CAD	122 USD	92	—
JPMorgan Chase	10/25/19	CAD	162 USD	125	(2)
JPMorgan Chase	10/25/19	USD	341 CAD	450	1
JPMorgan Chase	10/25/19	USD	210 CAD	279	(1)
JPMorgan Chase	11/22/19	CHF	101 USD	104	(2)
JPMorgan Chase	11/22/19	USD	50 EUR	45	1
RBC Dominion Securities	10/11/19	INR	3,985 USD	57	(1)
Standard Chartered	11/22/19	EUR	199 USD	220	(2)
State Street	11/22/19	EUR	372 USD	414	(7)
State Street	11/22/19	USD	1,142 EUR	1,022	24
State Street	12/6/19	USD	42 CNH	295	1
State Street	1/14/20	ILS	400 USD	114	1
Net unrealized gain (loss) on open forward
currency exchange contracts					$ 10

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC CREDIT FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended September 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government
Reserve Fund	$	—#	$—	$62+

Supplementary Investment Schedule
		Purchase	Sales	Value
Affiliate		Cost	Cost	9/30/19
T. Rowe Price Government
Reserve Fund		¤	¤	$2,467^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $62 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $2,467.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC CREDIT FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Dynamic Credit Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such

T. ROWE PRICE DYNAMIC CREDIT FUND

securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC
Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy.
Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in
Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE DYNAMIC CREDIT FUND

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$ 23,446	$ —	$ 23,446
Bank Loans	—	7,177	1,091	8,268
Common Stocks	80	—	—	80
Convertible Preferred Stocks	—	355	—	355
Short-Term Investments	2,467	—	—	2,467
Options Purchased	—	153	—	153
Total Securities	2,547	31,131	1,091	34,769
Swaps	—	439	—	439
Forward Currency Exchange Contracts	—	89	—	89
Total	$2,547	$ 31,659	$ 1,091	$ 35,297
Liabilities
Swaps	$—	$ 552	$ —	$ 552
Forward Currency Exchange Contracts	—	79	—	79
Total	$—	$ 631	$ —	$ 631

1 Includes Asset-Backed Securities, Corporate Bonds, Government Bonds, Municipal Securities, Non-U.S.
Government Mortgage-Backed Securities.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2019, totaled $17,000 for the period ended September 30, 2019.

($000s)	Gain (Loss)	Total		Ending Balance
	During Period	Purchases	Total Sales	9/30/19
Investment in Securities
Bank Loans	$18	$1,084	$(11)	$1,091

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument; it also indicates the sensitivity of the Level 3 valuations to changes in those significant unobservable inputs. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.

Investments in	Market Value	Valuation	Significant	Value or Range of	Impact to Valuation
Securities	($000s)	Technique(s) +	Unobservable Input(s)	Input(s)	from an Increase in
Input*

Bank Loans	$1,091	Recent	-#	-#	-#
comparable
transaction price(s)

		Pricing service	-#	-#	-#

# - No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.

* Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

+ Valuation techniques may change in order to reflect our judgment of current market participant assumptions.